Management of financial risks	12 Months Ended
Dec. 31, 2025
Management of financial risks
Management of financial risks

4.Management of financial risks

The Company’s activities expose it to a variety of financial risks. The Company’s finance department identifies and evaluates the financial risks in co-operation with the operating units.

4.1. Credit risk

The credit risk arises mainly from trade receivables, cash and cash equivalents and deposits with banks and financial institutions. The Company’s trade receivables primarily consist of amounts due from reputable hospitals and medical institutions across the different regions in which they are selling. These institutions are well-established within the healthcare industry, presenting a low credit risk profile. The Company maintains stringent credit assessment procedures and closely monitors receivables to ensure timely collections. Due to evolving commercial activities, as of Q3 2025, the Company recognizes an expected credit loss allowance on trade receivables.

Furthermore, the Company is not exposed to any material credit risk from other receivables. Other receivables are mainly the tax incentives in Australia and Belgium and there is limited risk associated to these receivables.

Below is the information about the credit risk exposure on the Company’s trade receivables.

(in EUR 000)	Total	Non-due	Less than 30 days	31-60 days	61-90 days	More than 91 days
As at December 31, 2024	3,382	1,664	—	—	491	1,227
As at December 31, 2025	6,018	4,513	115	285	308	797

4.2.Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s activities may expose it to changes in foreign currency exchange rates and interest rates. The Company is not exposed to any equity price risk or commodity price risk as it does not invest in these classes of investments.

4.2.1.   Foreign exchange risk

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps. The Company currently does not hedge its operational foreign exchange (FX) risk, as it is partly covered by expected future cash outflows. These outflows in USD, NIS, and AUD are forecasted or budgeted for marketing, clinical trials, and related expenses. Additionally, the Company does not hedge the risk on outstanding balances in currencies other than its functional currency.

Additionally, earnings variability arises from the translation of monetary assets and liabilities denominated in currencies other than the functional currency of the Company’s subsidiaries at the rate of exchange at each closing date, the impact of which is reported as a foreign exchange gain or loss in the consolidated statements of comprehensive income.

	2025 rates		2024 rates		2023 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.74710	3.89341	3.78850	4.00670	3.97763	3.98960
AUD	1.75810	1.75110	1.67720	1.63971	1.62033	1.63002
USD	1.17500	1.12882	1.03890	1.08238	1.10377	1.08242

Based on the Company’s foreign currency exposures at the level of the consolidated income statement, varying the above foreign exchange rates to reflect positive and negative changes of 5 % of the NIS, AUD and USD would have the following impact:

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2025	5%	(32)	(118)	(28)	(33)	(113)	(87)
	-5%	35	130	29	36	125	96
2024	5%	(32)	(79)	(20)	(191)	(156)	(431)
	-5%	35	87	22	211	173	477
2023	5%	(27)	—	(33)	(130)	(54)	(319)
	-5%	30	—	36	143	59	352

4.2.2.   Interest rate risk

Interest rate risk is the risk that the fair value or future cashflows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk is remote as both the EIB Finance Agreement, the convertible bonds and the term deposits and US Treasury bills have fixed interest rates.

4.3.Liquidity risk

The Company’s main sources of cash inflows are obtained through capital increases, recoverable cash advances and grants, EIB finance agreement and convertible bonds. Cash is invested in low risk investments such as short-term bank deposits or savings accounts. The Company mainly makes use of liquid investment in current accounts (in Euro) or short-term deposit accounts.

The ability of the Company to maintain adequate cash reserves to support its activities in the medium term is highly dependent on the Company’s ability to raise additional funds through the EIB Finance Agreement, additional capital increases or other new borrowings. As a consequence, the Company is exposed to significant liquidity risk in the medium term.

On July 3, 2024 the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). Further details of this agreement are provided in note 18.2.

On November 13, 2025, the Company entered into a bond subscription agreement with an international financial services firm for the issuance of convertible bonds for an aggregate maximum principal amount of up to €45 million. The financing consists of a first tranche of up to €22.5 million with an option to issue a second tranche of €22.5 million at the Company’s discretion. The closing for the first tranche of bonds occurred on December 18, 2025 and will mature on November 18, 2028. Further details of this agreement are provided in note 18.3. In accordance with the terms of the bond, the Company has the option to settle the principal instalments and accrued interest in its own equity instruments or in cash. As a result, the Company is able to avoid a significant cash outflow and considers the liquidity risk associated with the bond as limited.

Please refer to note 5.1 on going concern consideration.

Contractual undiscounted maturities of financial liabilities at December 31, are as follows:

	As at December 31
	2025			2024
	Lease	Financial	Trade & other	Lease	Financial	Trade & other
(in EUR 000)	liability	debt*	liabilities	liability	debt	liabilities
Less than 1 year	812	702	15,578	1,235	758	15,392
1 - 5 years	658	23,164	—	2,221	24,301	963
5+ years	—	4,095	—	620	3,599	—
Total	1,470	27,961	15,578	4,076	28,658	16,355

(*) Excluding the convertible bond financial debt

Balances due within 12 months equal their carrying balances, because the impact of discounting is not significant.

4.4.Fair value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, financial assets and other current assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3. Please refer to note 2.9 for information on the valuation of non-current liabilities. The sensitivity on the fair value measurements of the recoverable cash advances are further detailed in note 18.1.

The derivative financial liabilities and assets which consists of foreign currency swaps are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap rates and the maturity of the instrument.

The synthetic warrants are measured at fair value through profit and loss. The fair value is determined using a binomial tree with 240 monthly periods (20 years) and the following key unobservable input:

●	Volatility of 66.241%, estimated based on the median of the annualized 90-day standard deviation of daily volatility of Nasdaq stock prices over the period from January 2023 to December 2025.

A 5% increase in volatility would result in an increase in fair value by €46,000, while a 5% decrease in volatility would result in a decrease in fair value by €54,000.

The prepayment option is measured at fair value through profit and loss.

The convertible bonds are measured at fair value through profit and loss. The fair value is determined using the Longstaff-Schwartz Monte Carlo valuation model. We refer to note 18.3 for the overview of the key assumptions. A 5% increase in volatility would result in an increase in fair value by €0.9 million, while a 5% decrease in volatility would result in a decrease in fair value by € 0.8 million. A 1% increase in credit spread would result in a decrease in fair value by €257,000, while a 1% decrease in credit spread would result in an increase in fair value by € 270,000.

There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period. There were no transfers between level 1 and level 2 fair value measurements during the period and no transfers into or out of level 3 fair value measurements.

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2025	2024	2025	2024
Financial assets
Other long-term receivables (level 3)	394	395	394	395
Prepayment option (level 3)	91	112	91	112
Trade and other receivables (level 3)	6,184	4,293	6,184	4,293
Foreign currency swaps (level 2)	4	—	4	—
Other current assets (level 3)	165	739	165	739
Cash and cash equivalents (level 1)	30,001	34,186	30,001	34,186
Financial assets (level 2)	18,000	51,369	18,000	51,369

Financial liabilities
Loan facility agreement (level 3)	7,793	6,898	8,165	7,151
Synthetic warrants (level 3)	1,601	3,204	1,601	3,204
Foreign currency swaps (level 2)	—	353	—	353
Recoverable cash advances (level 3)	8,609	8,871	8,609	8,871
Convertible bonds (level 3)	22,657	—	31,243	—
Trade and other liabilities (level 1 and 3)	15,578	15,193	15,578	15,193